Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated November 3, 2023 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”),
for the iShares Biotechnology ETF (IBB) and the iShares Semiconductor ETF (SOXX),
(each a “Fund” and together, the “Funds”)
Effective on or around November 3, 2023, all references in the respective Summary Prospectus, Prospectus, and SAI to the name of the Underlying Index of each Fund is changed as follows:

Fund Name	Current Name of Underlying Index	New Name of Underlying Index

iShares Biotechnology ETF (IBB)	ICE Biotechnology Index	NYSE Biotechnology Index

iShares Semiconductor ETF (SOXX)	ICE Semiconductor Index	NYSE Semiconductor Index
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Biotechnology ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated November 3, 2023 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”),
for the iShares Biotechnology ETF (IBB) and the iShares Semiconductor ETF (SOXX),
(each a “Fund” and together, the “Funds”)
Effective on or around November 3, 2023, all references in the respective Summary Prospectus, Prospectus, and SAI to the name of the Underlying Index of each Fund is changed as follows:

Fund Name	Current Name of Underlying Index	New Name of Underlying Index

iShares Biotechnology ETF (IBB)	ICE Biotechnology Index	NYSE Biotechnology Index

iShares Semiconductor ETF (SOXX)	ICE Semiconductor Index	NYSE Semiconductor Index
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Semiconductor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated November 3, 2023 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and the Statement of Additional Information (the “SAI”),
for the iShares Biotechnology ETF (IBB) and the iShares Semiconductor ETF (SOXX),
(each a “Fund” and together, the “Funds”)
Effective on or around November 3, 2023, all references in the respective Summary Prospectus, Prospectus, and SAI to the name of the Underlying Index of each Fund is changed as follows:

Fund Name	Current Name of Underlying Index	New Name of Underlying Index

iShares Biotechnology ETF (IBB)	ICE Biotechnology Index	NYSE Biotechnology Index

iShares Semiconductor ETF (SOXX)	ICE Semiconductor Index	NYSE Semiconductor Index
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.